VictoryShares Emerging Markets Value Momentum ETF Investment Objectives and Goals - VictoryShares Emerging Markets Value Momentum ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Emerging Markets Value Momentum ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Emerging Markets Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory Emerging Market Value Momentum Index (the “Index”).